Share Capital	6 Months Ended
Sep. 30, 2025
Share Capital [Abstract]
Share capital

12. Share capital

a) Authorized

The Company is authorized to issue an unlimited number of Common Shares, each without par value.

b) Issued and outstanding

On November 26, 2024, the Company consolidated its common shares on the basis of 75:1.

On May 5, 2025, the Company consolidated its common shares and warrants on the basis of 7.97:1.

All common shares, warrants and value per share amounts have been updated to reflect the share consolidations.

As at September 30, 2025, there were 1,872,051 (September 30, 2024 – 76,009) issued and outstanding Common Shares.

		2025		2024
Common shares	Note	Number	Amount ($)	Number	Amount ($)
Opening balance April 1		568,021	61,752,305	22,402	46,125,397
Shares issued on conversion of convertible note		-	-	19,209	4,129,524
Shares issued for ELOC	11	1,283,950	7,349,396	23,830	1,999,777
Warrant exchange		-	-	1,104	192,060
Shares issued to third party advisors		15,242	60,000	586	241,379
Shares issued on conversion of promissory notes		-	-	8,878	530,692
Shares issued on RSU exercise		4,838	16,884	-	-
Share issuance costs		-	(293,975)	-	(278,141)
Balance as at September 30		1,872,051	68,884,610	76,009	52,940,688

Common shares

Issuance of shares to third party advisors

In May 2025 and in May and August 2024, the Company issued 15,242 and 586 common shares respectively to various third party advisors in exchange for professional services.

c) Profit/loss per share

The calculation of basic and diluted income/(loss) per share is based on the income/(loss) for the period divided by the weighted average number of shares in circulation during the period. In calculating the diluted loss per share, potentially dilutive shares such as warrants have been included.

d) Warrant Reserve

As at September 30, 2025, there were 261,188 (March 31, 2025 – 261,188) issued and outstanding Warrants.

The following warrants were outstanding and exercisable at September 30, 2025:

Issue Date	Expiry Date	Exercise Price	Number of Warrants Outstanding	Number of Warrants Exercisable
August 20, 2024	August 20, 2026	$298.88	837	837
December 24, 2024	December 24, 2029	$15.94	125,471	125,471
December 24, 2024	December 24, 2026	$15.94	125,471	125,471
December 24, 2024	December 24, 2029	$19.93	9,409	9,409

e) Restricted Stock Units (RSUs)

RSUs	2025	2024
	Number
Opening balance April 1	-	-
RSU’s granted	12,713	-
Exercised	(4,838)	-
Balance as at September 30,	7,875	-

On April 17, 2025, the Company issued 12,713 RSUs to directors, consultants and an employee which are exercisable into common shares of the Company at no additional cost and are to vest as follows:

●	4,838 exercisable on April 17, 2025

●	3,932 exercisable on April 17, 2026

●	3,943 exercisable on April 1, 2027